Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents
Cash and Cash Equivalents

Note 16. Cash and Cash Equivalents

	December 31,
	2022	2021

	(USD in thousands)
Cash and cash equivalents	$13,184	$32,166
Total cash and cash equivalents	$13,184	$32,166

Cash and cash equivalents consist mainly of cash on deposit with banks.

Changes in Net Working Capital

	December 31,
	2022	2021	2020

	(USD in thousands)
Changes in receivables and tax receivables	$(1,486)	$1,863	$(2,501)
Changes in trade payables	(599)	(647)	1,798
Changes in other payables	(792)	21	918
Changes in net working capital	$(2,877)	$1,237	$215

Working capital is defined as current assets (excluding cash) less current liabilities and measures the net liquid assets the Company has available for the business.

Adjustments for non-cash items

Adjustments of non-cash items in the statements of comprehensive loss:

	Year Ended
	December 31,
	2022	2021	2020

	(USD in thousands)
Income taxes	$(772)	$(178)	$(1,557)
Tax credit schemes accounted for as grants	(226)	(12)	(510)
Depreciation	571	344	105
Impairment	87	—	—
Interest income	(13)	—	—
Interest expense	798	159	30
Share-based compensation expenses	942	1,379	3,408
Acquisition of property, plant and equipment	—	(90)	—
Gain in change from fair value of warrant liability	(395)	—	—
Other adjustments: Other adjustments, primarily exchange rate adjustments	(1,315)	(1,061)	107
Total adjustments for non-cash items	$(323)	$541	$1,583

Reconciliation of Liabilities from Financing Activities

	December 31,		Accumulated	Transaction		Exchange rate	December 31,
(USD in thousands)	2021	Cash flows	interest	Costs	Additions	adjustment	2022
Lease liabilities	$2,520	$(305)	$176	$—	$15	$(151)	$2,255
Borrowings	1,170	7,730	524	(1,117)	84	(391)	8,000
Provisions	153	—	—	—	—	(9)	144
Total liabilities from financing activities	$3,843	$7,425	$700	$(1,117)	$99	$(551)	$10,399

	December 31,		Accumulated	Transaction		Exchange rate	December 31,
(USD in thousands)	2020	Cash flows	interest	Costs	Additions	adjustment	2021
Lease liabilities	$20	$(226)	$123	$—	$2,731	$(128)	$2,520
Borrowings	—	—	31	—	1,269	(130)	1,170
Provisions	—	—	—	—	161	(8)	153
Total liabilities from financing activities	$20	$(226)	$154	$—	$4,161	$(266)	$3,843